Risks and Concentration - VIE Risk (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Risks and Concentration
Registered capital	$ 50,000
Variable Interest Entities
Risks and Concentration
Registered capital	$ 5,400,000	$ 5,400,000